Restructuring Charges and Asset Impairments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost And Reserve [Line Items]
Severance and other charges	$ 91	$ 20	$ 47
Curtailment gains - net			(1)
Asset impairments related to restructuring activities	2	1	(4)
Total restructuring charges	93	21	42
Other asset impairments	2	6	3
Total restructuring charges and asset impairments	95	27	45
Chassis Systems [Member]
Restructuring Cost And Reserve [Line Items]
Severance and other charges	64	0	13
Curtailment gains - net			(1)
Asset impairments related to restructuring activities	2	0	(4)
Total restructuring charges	66	0	8
Other asset impairments	2	6	2
Total restructuring charges and asset impairments	68	6	10
Occupant Safety Systems [Member]
Restructuring Cost And Reserve [Line Items]
Severance and other charges	20	9	23
Curtailment gains - net			0
Asset impairments related to restructuring activities	0	0	0
Total restructuring charges	20	9	23
Other asset impairments	0	0	0
Total restructuring charges and asset impairments	20	9	23
Electronics [Member]
Restructuring Cost And Reserve [Line Items]
Severance and other charges	0	1	(1)
Curtailment gains - net			0
Asset impairments related to restructuring activities	0	0	0
Total restructuring charges	0	1	(1)
Other asset impairments	0	0	0
Total restructuring charges and asset impairments	0	1	(1)
Automotive Components [Member]
Restructuring Cost And Reserve [Line Items]
Severance and other charges	7	10	11
Curtailment gains - net			0
Asset impairments related to restructuring activities	0	1	0
Total restructuring charges	7	11	11
Other asset impairments	0	0	1
Total restructuring charges and asset impairments	7	11	12
Corporate Elimination [Member]
Restructuring Cost And Reserve [Line Items]
Severance and other charges	0	0	1
Curtailment gains - net			0
Asset impairments related to restructuring activities	0	0	0
Total restructuring charges	0	0	1
Other asset impairments	0	0	0
Total restructuring charges and asset impairments	$ 0	$ 0	$ 1